GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) $ in Thousands, token in Millions		3 Months Ended			9 Months Ended		12 Months Ended
	May 20, 2025 USD ($) token	Sep. 30, 2025 USD ($) date token	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) token	Sep. 30, 2025 USD ($) date token	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) token date	Dec. 31, 2023 USD ($) token	Dec. 31, 2022 USD ($)	Jun. 05, 2025 USD ($)	May 20, 2024 token	Dec. 31, 2021 token
Goodwill [Line Items]
Goodwill		$ 64,739			$ 64,739		$ 46,818	$ 46,818	$ 44,299
Amortization of intangible assets		400	$ 100		600	$ 400	500	500	500
Derivative assets (current and non-current portion)		27,007			27,007		83,840
Unrealized gain on derivative assets		$ 7,979	$ 10,010		$ (39,039)	$ 76,684	$ 83,840	$ 0	$ 0
Pyth Tokens
Goodwill [Line Items]
Crypto asset, number of units | token												500.0
Crypto asset, number of units, restricted | token								500.0			500.0
Crypto asset, restriction period								4 years
Crypto asset, number of units, unrestricted | token	125.0										125.0
Crypto asset, number of units sold | token	125.0			125.0
Proceeds from sale of crypto asset	$ 16,200			$ 52,600
Crypto asset, realized loss, nonoperating	$ 2,100
Crypto asset, number of units unlocked per anniversary date | token		125.0			125.0		125.0
Crypto asset, number of unlock anniversary dates | date		2			2		3
Pyth Tokens | Unlocked On May 20, 2026 and 2027
Goodwill [Line Items]
Crypto asset, number of units, restricted | token		250.0			250.0
Pyth Tokens | Unlocked at Various Times During 2025 Through 2028
Goodwill [Line Items]
Crypto asset, number of units, restricted | token		0.9			0.9
TISEG
Goodwill [Line Items]
Goodwill										$ 18,042
TISEG | Exchange licenses
Goodwill [Line Items]
Exchange license										63,000
TISEG | Customer relationships
Goodwill [Line Items]
Customer relationships										$ 13,000